Credit Risk - Summary of Commercial Real Estate by Credit Performance (Parenthetical) (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Retail Banking Segment [member]
Disclosure of performance obligations [line items]
Consumer loans	£ 241	£ 257
Commercial Real Estate [member]
Disclosure of performance obligations [line items]
Consumer loans	£ 5,109	£ 6,202